DIVIDENDS PAID AND PROPOSED (Details) - $ / shares			12 Months Ended
	Mar. 20, 2019	Feb. 25, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Dividends declared, per share (in dollars per share)		$ 0.17	$ 0.29
Dividends paid, per share (in dollars per share)	$ 0.17
Tax withholdings percentage	15.00%